Organization	12 Months Ended
Sep. 30, 2024
Organization [Abstract]
ORGANIZATION

Note 1 ORGANIZATION

Prestige Wealth Inc. (“PWI”, or the “Company”) is a limited company established under the laws of the Cayman Islands on October 25, 2018. It is engaged in providing private wealth management services and asset management to high net worth and ultra-high net worth individuals and enterprises through its subsidiaries.

PRESTIGE PRIVATE WEALTH MANAGEMENT LIMITED (“PPWM”), which is 100% controlled by PWI, was incorporated in the British Virgin Islands on May 23, 2014, and is engaged in providing private wealth management services to third parties and earns referral fees.

Prestige Wealth Management Limited (“PWM”) is a wholly owned subsidiary of PPWM. It was established on January 26, 2015 in Hong Kong, which provides private wealth management services to third parties.

PRESTIGE ASSET INTERNATIONAL INC. (“PAI”) was incorporated in the British Virgin Islands on December 4, 2015 and is 100% controlled by PWI.

Prestige Asset Management Limited (the “Investment Advisor” or “PAM”) is a wholly-owned subsidiary of PAI. It was established in accordance with laws and regulations of Hong Kong on December 14, 2015, which serves as the investment advisor and provides investment advisory services to third parties with respect to identifying suitable target investment projects that fit the specific investment needs of investors.

Prestige Global Asset Management Limited (the “Manager” or “PGAM”) is a wholly-owned subsidiary of PAI. It was established on June 8, 2016 under the laws of the Cayman Islands, and provides asset management services by managing various investment portfolios to high net worth and ultra-high net worth individuals and enterprises.

Prestige Global Capital Inc. (“PGCI”) is a wholly-owned subsidiary of PAI. It was established on November 3, 2020 under the laws of the Cayman Islands, and provides asset management services by serving as a general partner of an Exempted Limited Partnership.

Prestige Wealth America Inc. (“PWAI”) is a wholly owned subsidiary of PPWM. It was established on February 15, 2022 in California, and provides wealth management services to third parties.

AISYS Inc. (“AISYS”) was incorporated in the British Virgin Islands on May 10, 2024 and is 100% controlled by PWI.

Reorganization

In anticipation of an initial public offering (“IPO”) of its equity securities, the Company undertook a reorganization on December 27, 2018, and became the ultimate holding company of PPWM, PWM, PAI, PAM, PGAM, PGCI, PWAI and AISYS, which were all controlled by the same shareholders. The Company together with its subsidiaries were effectively controlled by the same shareholders before and after the reorganization and therefore the reorganization is considered under common control and was accounted for similar to the pooling method of accounting. The accompanying consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented. The consolidation of the Company and its subsidiaries (collectively referred to the “Group”) has been accounted for at historical cost as of the beginning of the first period presented in the accompanying consolidated financial statements.

Group chart of the Company after reorganization as of September 30, 2024 is set out below:

As of the date of this report, Prestige Financial Holdings Group Limited holds 7.07% of the total ordinary shares and is no longer the controlling shareholder of the Group. Prestige Financial Holdings Group Limited had been undergoing a court winding up process since December 2, 2024, and is no longer controlled by Mr. Chi Tak Sze.

Details of the subsidiaries of the Company after reorganization are set out below:

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
PRESTIGE PRIVATE WEALTH MANAGEMENT LIMITED (“PPWM”)	May 23, 2014	British Virgin Islands	100%	Private wealth management service provider
Prestige Wealth Management Limited (“PWM”)	January 26, 2015	Hong Kong	Wholly owned subsidiary of PPWM	Private wealth management service provider
PRESTIGE ASSET INTERNATIONAL INC. (“PAI”)	December 4, 2015	British Virgin Islands	100%	Inactive
Prestige Asset Management Limited (the “Investment Advisor” or “PAM”)	December 14, 2015	Hong Kong	Wholly owned subsidiary of PAI	Investment advisor
Prestige Global Asset Management Limited (the “Manager” or “PGAM”)	June 8, 2016	Cayman Islands	Wholly owned subsidiary of PAI	Asset management services provider
Prestige Global Capital Inc. (“PGCI”)	November 3, 2020	Cayman Islands	Wholly owned subsidiary of PAI	Asset management services provider
Prestige Wealth America Inc. (“PWAI”)	February 15, 2022	California	Wholly owned subsidiary of PPWM	Wealth management service provider
AISYS Inc. (“AISYS’)	May 10, 2024	British Virgin Islands	100%	Inactive